Pensions and other post-employment benefits - Net balance (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Net defined benefit
Net defined benefit balance	€ 4,332	€ 992
Net Pension Assets	7,740	5,038
Net Pension Liabilities	(3,408)	(4,046)
United States Pension benefits
Net defined benefit
Net defined benefit balance	6,095	3,404
Net Pension Assets	6,422	3,738
Net Pension Liabilities	(327)	(334)
United States Post-retirement benefits
Net defined benefit
Net defined benefit balance	(1,256)	(1,580)
Net Pension Liabilities	(1,256)	(1,580)
Other pensions
Net defined benefit
Net defined benefit balance	(507)	(832)
Net Pension Assets	1,318	1,300
Net Pension Liabilities	€ (1,825)	€ (2,132)